Interest Expense Recognized Related To Senior Notes (Detail) (Senior Notes, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Senior Notes
Debt Instrument [Line Items]
Contractual interest incurred	$ 25,852	$ 20,893
Amortization of debt issuance costs	1,866	1,427
Amortization of debt discount	53	38
Total interest incurred	$ 27,771	$ 22,358
Effective interest rate of the Senior Notes	11.35%	11.35%